NET REVENUE FROM SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 51,034,214	R$ 54,814,961	R$ 34,049,060
Sales returns, discounts and rebates	(371,189)	(272,842)	(248,821)
Taxes on sales	(6,300,905)	(6,630,080)	(3,736,219)
Deductions	(6,672,094)	(6,902,922)	(3,985,040)
Net revenues	44,362,120	47,912,039	30,064,020
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	30,343,033	29,724,648	16,652,801
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 20,691,181	R$ 25,090,313	R$ 17,396,259